Taxes (Details) - Schedule of taxes payable - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Schedule of taxes payable [Abstract]
Value added tax payable	$ 18,104	$ 73,031
Income tax payable	39,253	584,503
Other taxes payable	660	2,582
Total taxes payable	$ 58,017	$ 660,116